Share capital - Schedule of Movement in share capital (Details) $ / shares in Units, $ in Thousands																		12 Months Ended
	Dec. 29, 2020 USD ($) shares	Dec. 16, 2020 USD ($) shares	Dec. 14, 2020 USD ($) shares	Sep. 30, 2020 SFr / shares shares	Sep. 28, 2020 USD ($) $ / shares shares	May 19, 2020 USD ($) shares	Apr. 24, 2020 SFr / shares shares	Apr. 16, 2020 USD ($) shares	Apr. 15, 2020 USD ($) $ / shares shares	Dec. 19, 2019 USD ($) shares	Sep. 02, 2019 USD ($) shares	Aug. 22, 2019 USD ($)	Jul. 05, 2019 USD ($) shares	Jun. 14, 2019 USD ($) shares	Jun. 07, 2019 USD ($) shares	Feb. 06, 2019 USD ($) shares	Dec. 18, 2018 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 SFr / shares	Dec. 29, 2020 SFr / shares	Dec. 16, 2020 SFr / shares	Dec. 14, 2020 SFr / shares	May 19, 2020 SFr / shares	May 19, 2020 $ / shares	Apr. 16, 2020 SFr / shares	Dec. 16, 2019 SFr / shares	Sep. 02, 2019 SFr / shares	Jul. 05, 2019 SFr / shares	Jun. 14, 2019 SFr / shares	Jun. 07, 2019 SFr / shares	Feb. 06, 2019 SFr / shares	Dec. 18, 2018 SFr / shares
Disclosure of classes of share capital [line items]
Equity, beginning balance																		$ 111,156	$ 126,243	$ 249,166
Number of shares outstanding, beginning of period (in shares) | shares																		52,096,960	47,825,000	47,375,000
Issue of share capital / capital contributions																			$ 103,392	$ 4
Issue of share capital / capital contributions (in shares) | shares													962,500	25,000	2,700,000	75,000	450,000
Transaction costs, issuance of share capital																			(1,778)	(28)
Transfer from share premium for par value increase																			0
Purchase of treasury shares																			141
Sale of treasury shares																			$ 41
Sale of treasury shares (in shares) | shares										509,460
Shares surrendered to redeem share purchase plan promissory notes																		$ 0
Issuance of shares through capitalization of reserves																		0
Issuance of shares through capitalization of reserves (in shares) | shares								4,777,996
Elimination of fractional holdings (in shares) | shares							51
Issuance of shares to be held as treasury shares																		0
Grant of shares to settle 2014 incentive plan awards																		0
Grant of shares to settle 2014 incentive plan awards (in shares) | shares						356,144
Issuance of shares at initial public offering																		232,668
Issuance of shares at initial public offering (in shares) | shares						12,245,631
Sale of shares under greenshoe option																		34,900
Sale of shares under greenshoe option (in shares) | shares						1,836,844
Transaction costs, initial public offering and greenshoe option																		(23,355)
Issuance of shares at follow-on offering (in shares) | shares					6,000,000
Issuance of shares at follow-on offering																		204,000
Transaction costs, follow-on offering																		(15,084)
Other (in shares) | shares				2,796
Exercise of options																		$ 54
Exercise of options (in shares) | shares	517	517	1,861															2,895	0
Shares surrendered to redeem share purchase plan promissory notes (in shares) | shares									(597,774)
Total transactions with owners																		$ 470,768	$ 102,631	$ 445
Movements during the year (in shares) | shares																		24,624,583	4,271,960	450,000
Equity, ending balance																		$ 335,505	$ 111,156	$ 126,243
Number of shares outstanding, ending of period (in shares) | shares																		76,721,543	52,096,960	47,825,000
Par value per share (value per share) | (per share)				SFr 0.08	$ 34.00		SFr 0.08		$ 18.75												SFr 0.08	SFr 0.08	SFr 0.08	SFr 0.08	SFr 0.08	$ 19.00	SFr 0.08	SFr 0.08	SFr 0.08	SFr 0.008	SFr 0.008	SFr 0.008	SFr 0.008	SFr 0.08
Equity Attributable To Share Transactions
Disclosure of classes of share capital [line items]
Equity, beginning balance																		$ 554,183	$ 452,669	$ 452,693
Issue of share capital / capital contributions													$ 26,950	$ 700	$ 75,600	$ 1	$ 4
Transaction costs, issuance of share capital											$ (8)		(306)	$ (13)	(1,432)	(19)	(28)
Sale of treasury shares										$ 41
Issuance of shares at initial public offering						$ 232,668
Sale of shares under greenshoe option						34,900
Transaction costs, initial public offering and greenshoe option						(23,355)
Issuance of shares at follow-on offering					$ 204,000
Transaction costs, follow-on offering					$ (15,084)
Exercise of options	$ 10	$ 10	$ 34
Total transactions with owners																		433,183	101,514	(24)
Equity, ending balance																			554,183	452,669
Issued share capital
Disclosure of classes of share capital [line items]
Equity, beginning balance																		$ 4,361	$ 401	$ 397
Number of shares outstanding, beginning of period (in shares) | shares																		53,337,500	47,825,000	47,375,000
Issue of share capital / capital contributions													$ 7		$ 22	$ 1	$ 4		$ 171	$ 4
Issue of share capital / capital contributions (in shares) | shares													962,500	25,000	2,700,000	75,000	450,000
Transfer from share premium for par value increase												$ 3,789							3,789
Purchase of treasury shares											$ 141
Purchase of treasury shares (in shares) | shares											1,750,000
Issuance of shares through capitalization of reserves								$ 393										$ 393
Issuance of shares through capitalization of reserves (in shares) | shares								4,777,996
Issuance of shares to be held as treasury shares						$ 34												34
Issuance of shares to be held as treasury shares (in shares) | shares						408,873
Issuance of shares at initial public offering						$ 1,007												1,007
Issuance of shares at initial public offering (in shares) | shares						12,245,631
Issuance of shares at follow-on offering (in shares) | shares					6,000,000
Issuance of shares at follow-on offering					$ 519													519
Total transactions with owners																		$ 1,953	$ 3,960	$ 4
Movements during the year (in shares) | shares																		23,432,500	5,512,500	450,000
Equity, ending balance																		$ 6,314	$ 4,361	$ 401
Number of shares outstanding, ending of period (in shares) | shares																		76,770,000	53,337,500	47,825,000
Share premium
Disclosure of classes of share capital [line items]
Equity, beginning balance																		$ 549,922	$ 452,268	$ 452,296
Issue of share capital / capital contributions													$ 26,943	$ 700	$ 75,578				103,221
Transaction costs, issuance of share capital											$ (8)		$ (306)	$ (13)	$ (1,432)	$ (19)	$ (28)		(1,778)	(28)
Transfer from share premium for par value increase												$ (3,789)							(3,789)
Shares surrendered to redeem share purchase plan promissory notes									$ 11,208									11,208
Issuance of shares through capitalization of reserves								$ (393)										(393)
Grant of shares to settle 2014 incentive plan awards						$ (29)												(29)
Issuance of shares at initial public offering						231,661												231,661
Sale of shares under greenshoe option						23,591												23,591
Transaction costs, initial public offering and greenshoe option						(23,355)												(23,355)
Issuance of shares at follow-on offering					203,481													203,481
Transaction costs, follow-on offering					$ (15,084)													(15,084)
Exercise of options	$ 10	$ 10	$ 34															54
Total transactions with owners																		431,134	97,654	(28)
Equity, ending balance																		981,056	549,922	452,268
Treasury shares
Disclosure of classes of share capital [line items]
Equity, beginning balance																		$ (100)	0	0
Number of shares outstanding, beginning of period (in shares) | shares																		(1,240,540)
Purchase of treasury shares											$ (141)								141
Purchase of treasury shares (in shares) | shares											(1,750,000)
Sale of treasury shares										$ 41									41
Sale of treasury shares (in shares) | shares										509,460
Shares surrendered to redeem share purchase plan promissory notes									$ (11,208)									$ (11,208)
Elimination of fractional holdings (in shares) | shares							51
Issuance of shares to be held as treasury shares						$ (34)												(34)
Issuance of shares to be held as treasury shares (in shares) | shares						(408,873)
Grant of shares to settle 2014 incentive plan awards						$ 29												29
Grant of shares to settle 2014 incentive plan awards (in shares) | shares						356,144
Sale of shares under greenshoe option						$ 11,309												11,309
Sale of shares under greenshoe option (in shares) | shares						1,836,844
Other (in shares) | shares				2,796
Exercise of options (in shares) | shares	517	517	1,861
Shares surrendered to redeem share purchase plan promissory notes (in shares) | shares									(597,774)
Total transactions with owners																		$ 96	$ (100)
Movements during the year (in shares) | shares																		1,192,083	(1,240,540)
Equity, ending balance																		$ (4)	$ (100)	$ 0
Number of shares outstanding, ending of period (in shares) | shares																		(48,457)	(1,240,540)